                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

W. Wayne Miao
Assistant Vice President &
Assistant Counsel

March 16, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Integrity Funds, on behalf of
            Oppenheimer Core Bond Fund (the "Registrant")
            Reg. No. 2-76547; File No. 811-3420
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information of the Registrant,  dated  March 11,  2005, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective Amendment No. 45 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on March 11, 2005.

                                                Sincerely,

                                                /s/ W. Wayne Miao

                                                ---------------------------------------
                                                W. Wayne Miao
                                                Assistant Vice President &
                                                Assistant Counsel
                                                212.323.5039
                                                wmiao@oppenheimerfunds.com

Attachments

cc:   Mr. Allan Adams, Esq.
      Deloitte & Touche LLP
      Ms. Gloria LaFond